Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Dynamic High Income Portfolio
(the “Fund”)
Supplement dated March 28, 2024 to the Fund’s Summary Prospectuses and Prospectuses, each dated November 28, 2023
Effective March 31, 2024, the following change is made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Dynamic High Income Portfolio — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Dynamic High Income Portfolio — Performance Information” are supplemented as follows:
Effective March 31, 2024, the benchmark against which the Fund measures its performance will be changed from a blended benchmark comprised of 70% MSCI World Index and 30% Bloomberg U.S. Aggregate Bond Index to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund. The MSCI World High Dividend Index is designed to reflect the performance of equities in the MSCI World Index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields. The Bloomberg U.S. High Yield 2% Issuer Capped Index tracks the performance of fixed rate dollar denominated, non‑investment grade debt securities, and has a limit of 2% maximum exposure to any one issuer.
For the one year, five year and since inception (November 03, 2014) periods ended December 31, 2023, the average annual total returns for the blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index were 5.33%, 11.34% and 6.89%, respectively.

BlackRock Dynamic High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Dynamic High Income Portfolio
(the “Fund”)
Supplement dated March 28, 2024 to the Fund’s Summary Prospectuses and Prospectuses, each dated November 28, 2023
Effective March 31, 2024, the following change is made to the Fund’s Summary Prospectuses and Prospectuses:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Dynamic High Income Portfolio — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Dynamic High Income Portfolio — Performance Information” are supplemented as follows:
Effective March 31, 2024, the benchmark against which the Fund measures its performance will be changed from a blended benchmark comprised of 70% MSCI World Index and 30% Bloomberg U.S. Aggregate Bond Index to a blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index. Fund management believes that the new benchmark is more representative of the types of investments held within the Fund. The MSCI World High Dividend Index is designed to reflect the performance of equities in the MSCI World Index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields. The Bloomberg U.S. High Yield 2% Issuer Capped Index tracks the performance of fixed rate dollar denominated, non‑investment grade debt securities, and has a limit of 2% maximum exposure to any one issuer.
For the one year, five year and since inception (November 03, 2014) periods ended December 31, 2023, the average annual total returns for the blended benchmark comprised of 50% MSCI World High Dividend Index and 50% Bloomberg U.S. High Yield 2% Issuer Capped Index were 5.33%, 11.34% and 6.89%, respectively.